Term Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Bank Debt and Term Loans [Abstract]
TERM LOANS
6. TERM LOANS

Term loans as of March 31, 2014 and December 31, 2013 consisted of the following:

	March 31,	December 31,
(dollar amounts in thousands)	2014	2013
PNC revolving credit facility, secured by accounts receivable	$134	$-

Term loan, MidMarket Capital, net of debt discount of $0 and $144	-	13,706

Promissory notes, unsecured, maturing in January 2014	-	1,725

12% convertible note payable, net of debt discount of $5,499 and $6,666, respectively	4,926	4,958
	5,060	20,389
Less: Current portion of term loans	(2,047)	(5,380)

Long-term portion term loans, net of debt discount	$3,013	$15,009

Term Loan – MidMarket Capital

On September 17, 2012, the Company entered into a Loan and Security Agreement with the lenders referred to therein, MidMarket Capital Partners, LLC, as agent for the lenders (the “Agent”), and certain subsidiaries of the Company as guarantors (the “MidMarket Loan Agreement”).  Pursuant to the MidMarket Loan Agreement, on September 17, 2012 and November 13, 2012, the lenders thereunder provided the Company senior secured first lien term loans in an aggregate amount of $15,000 (the “MidMarket Loans”). Interest on the MidMarket Loans accrued at the rate of 12% per annum. A portion of the proceeds of the MidMarket Loans were used to finance the acquisitions of the ADEX Entities and T N S, to repay certain outstanding indebtedness (including all indebtedness owed to  UTA Capital LLC) and to pay fees, costs and other expenses related thereto.  The remainder of the MidMarket Loans could be used by the Company to finance certain other acquisitions and for working capital and long-term financing needs.

The MidMarket Loans were to mature on September 17, 2017, provided that if the Company failed to raise by March 14, 2014 at least $20,000 in connection with a public offering of voting equity securities of the Company, the MidMarket Loans were to mature on June 17, 2014. If the Company did not complete an acquisition of an additional operating business within 90 days of September 17, 2012, the Company was required to repay $750 of the MidMarket Loans. The Company completed the acquisition of ERFS on December 17, 2012, which satisfied this covenant.

On October 17, 2013, the Company entered into an amendment to the MidMarket Loan Agreement to provide that, (i) if prior to March 17, 2014, the Company failed to raise at least $5,000 in gross proceeds in an underwritten public offering of the Company’s equity securities, the maturity date of the original MidMarket Loans were to be accelerated to June 17, 2014, or (ii) if prior to March 17, 2014 the Company raised at least $5,000 but less than $20,000 in gross proceeds in an underwritten public offering of the Company’s equity securities, the maturity date of the original MidMarket Loans were to be accelerated to December 30, 2014.  The conversion of the debt to equity on March 12, 2014 satisfied the conditions associated with the amendment to the MidMarket Loan Agreement.

In connection with the MidMarket Loans, deferred loan costs of $1,800 were recorded.  These costs were being amortized over the life of the loan using the effective interest method.

Subject to certain exceptions, all obligations of the Company under the MidMarket Loans were unconditionally guaranteed by each of the Company’s domestic subsidiaries. In addition, the obligation of the Company and the subsidiary guarantors in respect of the MidMarket Loans was secured by a first priority security interest in substantially all of the assets of the Company and the subsidiary guarantors, subject to certain customary exceptions.

Pursuant to the MidMarket Loan Agreement, the Company issued warrants to the lenders, which entitle the lenders to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which the warrants first became exercisable, which was December 6, 2012. The warrants were amended on November 13, 2012 as part of the first amendment to the MidMarket Loan Agreement discussed below. At that time, the number of shares of common stock issuable upon exercise of the warrants was increased from 10% of the fully-diluted shares to 11.5% of the fully-diluted shares. The warrants have an exercise price of $4.00 per share, subject to adjustment as set forth in the warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met. The warrants have anti-dilution rights in connection with the exercise price. If the Company issues stock, warrants or options at a price below the $4.00 per share exercise price, the exercise price of the warrants resets to the lower price. In connection with an amendment to the MidMarket Loan Agreement, on March 22, 2013, the number of shares of common stock issuable upon exercise of the warrants has been fixed at 234,233 shares. In accordance with ASC Topic 480, the warrants are classified as liabilities because there is a put feature that requires the Company to repurchase any shares of common stock issued upon exercise of the warrants. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption “change in fair value of derivative instruments.”  At each reporting date, the Company performs an analysis of the fair value of the warrants using the Black-Scholes pricing model and adjusts the fair value accordingly.

 On September 17, 2012, when the warrants were issued, the Company recorded a derivative liability in the amount of $194. The amount was recorded as a debt discount and was being amortized over the life of the MidMarket Term Loans. The amount of the derivative liability was computed by using the Black-Scholes pricing model to determine the value of the warrants issued. On March 31, 2014 and December 31, 2013, the Company used the Black Scholes pricing method to determine the fair value of the warrants on those dates, and determined the fair value was $1,180 and $3,380, respectively.  The Company recorded the change in the fair value of the derivative liability as a gain in fair value of derivative liability as of March 31, 2014 and 2013 of $2,200 and $16, respectively.

 As of December 31, 2012, certain events of default had occurred and were continuing under the MidMarket Loan Agreement, including events of default relating to a number of financial covenants under the loan agreement. On March 22, 2013, the Company and its subsidiaries entered into an amendment to the MidMarket Loan Agreement pursuant to which, among other agreements, all of the existing events of default by the Company were waived and the financial covenants that gave rise to certain of the events of default were amended.

Pursuant to Assignment and Assumption Agreements, each dated as of March 12, 2014, Great American Insurance Company (“GAIC”) and Great American Life Insurance Company (“GALIC”, and together with GAIC, the “MidMarket Lenders”) assigned the MidMarket Loans to 31 Group LLC and Dominion Capital LLC (the “Assignees”).  Pursuant to an Exchange Agreement, dated as of March 12, 2014, among the parties to the MidMarket Loan Agreement and the Assignees (the “Exchange Agreement”), the Assignees agreed to convert the outstanding principal amount of the MidMarket Loans into shares of the Company’s common stock at a conversion price of $10.50 per share.  Pursuant to the Exchange Agreement, in full satisfaction of the MidMarket Loans, the Company agreed to issue an aggregate of $1,180,361 shares of common stock of which it has (i) issued 561,197 and 519,164 shares of its common stock to Dominion Capital LLC and 31 Group LLC, respectively, and (ii) paid an aggregate of $277 in cash to the Assignees in respect of accrued but unpaid interest under the MidMarket Loans.  The Exchange Agreement provided, however, that if 85% of the volume weighted average price of the Company’s common stock on April 14, 2014 was less than $10.50, the Company was required to issue an additional number of shares of the Company’s common stock such that the average conversion price of the MidMarket Loans was such lower price. On April 18, 2014, the Company amended the agreement to provide for the issuance of additional consideration to the Assignees in lieu of the issuance of additional shares to satisfy such adjustment requirement. (see Note 14.  Subsequent Events).  On the date of the elimination of debt, the fair value of the Company’s common stock was $11.87, resulting in the total fair value of shares issued of $14,011.  On that date, the principal amount of debt outstanding was $12,025, resulting in a loss on extinguishment of debt of $1,986. As a result of the extinguishment of the MidMarket debt, the Company also recorded interest expense of $1,273 as a result of accelerated amortization of deferred financing costs and debt discounts.

Term Loan Maturing in January 2014

During April 2013, the Company entered into a purchase agreement (the "ICG Purchase Agreement") with ICG pursuant to which the Company agreed to sell and ICG agreed to purchase, unsecured, convertible promissory notes in the aggregate principal amount of $1,725 for an aggregate purchase price of up to $1,500, at up to two separate closings. Pursuant to such agreement, on April 30, 2013, the Company issued to ICG a promissory note in the principal amount of $863 for a purchase price of $750, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on such note. This note matured on the tenth trading day following the earlier of (i) the closing by the Company of a public offering of equity securities resulting in gross proceeds of at least $20,000 or (ii) any capital raise by the Company of at least $3,000. If the Company did not complete a capital raise within 180 days of the date of funding (October 26, 2013), then the lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal had been repaid, or converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six-month period, if ICG elected to convert, this note was convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $11.60 per share. On November 5, 2013, the Company completed a capital raise of greater than $3,000 and, as a result, the note was no longer convertible into shares of the Company’s common stock.

Pursuant to the ICG Purchase Agreement, in August 2013, the Company issued to ICG a promissory note in the principal amount of $288 for a purchase price of $250, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on such note. This note matured on the thirtieth trading day following the earlier of the closing of any capital raise by the Company of at least $3,000 or October 26, 2013. If the Company did not complete a capital raise within 180 days of the date of funding (February 28, 2014), then the lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal has been repaid, or converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six month period, if ICG made the election to convert, this note was convertible into common stock at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $11.60 per share. On November 5, 2013, the Company completed a capital raise of greater than $3,000, and the note was no longer convertible into shares of the Company’s common stock.

Pursuant to the ICG Purchase Agreement, in October 2013, the Company issued to an affiliate of ICG a promissory note in the principal amount of $575 for a purchase price of $500, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on the such note.  This note matured in January 2014. At the time of this issuance, the outstanding notes held by ICG were assigned by ICG to such affiliate of ICG and the maturity date of such notes was extended to January 2014.

On March 4, 2014, pursuant to the ICG Purchase Agreement, ICG’s affiliate converted the outstanding principal amount of $1,725 under the three ICG Notes into an aggregate of 107,477 shares of common stock of the Company.  On March 31, 2014, an additional 109,399 shares of common stock of the Company were issued related to the conversion of the debt.  Per the terms of the agreement, the Company converted the shares at an average share price of $7.95.

Pursuant to the ICG Purchase Agreement, in connection with the issuance of the notes, ICG was also issued two warrants to purchase a number of common shares equal to fifty percent (50%) of the number of shares into which the note may be converted on the date of issuance of the note. The warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company’s securities resulting in gross proceeds of at least $3,000, provided, however, that if no such offering closed by October 30, 2013, then the exercise price for the warrant would be equal to 120% of the closing price of the Company’s common stock on October 30, 2013. The Company completed an offering of its common stock on November 5, 2013. The exercise price of the warrants was fixed at $4.80. In accordance with ASC 815, the warrants meet the criteria to be classified as liabilities as the number of shares to be issued upon conversion of the warrants and the strike price of the warrants is variable. On April 26, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $140. The amount was recorded as a debt discount and was being amortized over the life of the related term loan.

The Company issued additional warrants to its former lender, ICG, in August 2013. On August 28, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $35.  The amount was recorded as a debt discount and was being amortized over the life of the related term loan. The Company recorded the change in the fair value of the derivative liability as a gain on change in fair value of derivative liability of $35 for the year ended December 31, 2013. The additional warrants were fair valued using the binomial method.

The Company issued additional warrants to its former lender, an affiliate of ICG, in October 2013. On October 30, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $19.  The additional warrants were fair valued using the binomial method. The amount was recorded as a debt discount and was being amortized over the life of the related term loan. The Company recorded the change in fair value of the derivative liability as a gain on change in fair value of derivative liability of $19 for the year ended December 31, 2013.  In October 2013, ICG and its affiliate exercised all of their warrants and the Company recorded a cumulative loss of $952 for the year ended December 31, 2013, which amount is included in changes in the value of the derivative instruments from their issuance dates.

PNC Bank Revolving Credit Facility.

On September 23, 2013, the Company entered into a revolving credit and security agreement dated as of September 20, 2013 (the "PNC Credit Agreement"), with PNC Bank, as agent and a lender, and each of the Company’s subsidiaries, as borrowers or guarantors. The PNC Credit Agreement provided the Company a revolving credit facility in the principal amount of up to $10,000, subject to a borrowing base (as further described below), that was secured by substantially all of the Company’s assets and the assets of the Company’s subsidiaries, including a pledge of the equity interests of the Company’s subsidiaries pursuant to a pledge agreement. The maturity date of the revolving credit facility was June 17, 2014.

Interest on advances under the revolving credit facility was payable in arrears on the first day of each month with respect to Domestic Rate Loans (as defined in the PNC Credit Agreement) and at the end of each interest period with respect to LIBOR Rate Loans (as defined in the PNC Credit Agreement). Interest charges were computed on the greater of (x) $5,000 or (y) the actual principal amount of advances outstanding during the month at a rate per annum equal to, (i) in the case of Domestic Rate Loans, the sum of the Alternate Base Rate (as defined in the PNC Credit Agreement) plus 0.50% per annum, or (ii) in the case of LIBOR Rate Loans, the LIBOR rate plus 2.75% per annum.  Prior to each advance, the Company had the option of making such advance a Domestic Rate Loan or a LIBOR Rate Loan.

The loans were subject to a borrowing base equal to the sum of (a) 88% of the Company’s eligible accounts receivable, plus  (b) the lesser of (i) 65% of the Company’s Eligible Milestone Receivables (as defined in the PNC Credit Agreement) and (ii) $500,  minus  (c) the aggregate maximum undrawn amount of all outstanding letters of credit under the revolving credit facility, and  minus  (d) $2,500 (prior to the release of the availability block).  Initially, the borrowing base was reduced by a $2,500 availability block, which would have been eliminated on September 30, 2014 if the Company met certain financial conditions and was not in default under the revolving credit facility.

The PNC Credit Agreement contained customary events of default and covenants, including, but not limited to, financial covenants requiring a minimum fixed charge coverage ratio and minimum earnings before interest, taxes, depreciation and amortization (EBITDA).  In connection with the Company’s acquisition of IPC, the Company was required to have availability under the PNC loan of $3,000.  In order to satisfy this requirement, the Company prepaid the loan in the amount of $108 and, as of December 31, 2013, the balance of the loan was a prepayment of $108, which was recorded as other current assets on the Company’s condensed consolidated balance sheet.

As of March 31, 2014 and December 31, 2013, the Company had borrowing availability under the PNC Credit Agreement of $1,500. However, as of March 31, 2014 and December 31, 2013, the Company was not in compliance with all of the covenants of the PNC Credit Agreement. As of March 31, 2014, the Company had an outstanding balance of $134 under this credit agreement.  The Company terminated the PNC Credit Agreement on April 4, 2014.  In connection with the early termination of the PNC Credit Agreement, the Company paid to PNC Bank an early termination fee of approximately $300.

12% Convertible Debentures

In December 2013, the Company entered into a securities purchase agreement with various institutional investors pursuant to which the Company issued to such investors convertible debentures in the original aggregate principal amount of $11,625 (the "Convertible Debentures") and an aggregate of 36,567 shares of its common stock for an aggregate purchase amount of $11,625. The Convertible Debentures mature on June 13, 2015 and bear interest at the rate of 12% per annum and are payable in accordance with an amortization schedule, with monthly payments beginning on July 13, 2014 and ending on the final maturity date of June 13, 2015.  At the Company’s election, subject to compliance with certain terms and conditions in the purchase agreement, the monthly amortization payments may be paid by the issuance of shares of the Company’s common stock at a price per share equal to the lesser of (i) the Conversion Price (as defined below) and (ii) 75% of the average of the VWAP (the daily volume weighted average price) of the Company’s common stock for the five-trading-day period ending on, and including, the trading day immediately preceding the trading day that is five days prior to the applicable monthly amortization date.

The Convertible Debentures are convertible into shares of the Company’s common stock at the election of the holder thereof at a conversion price (the “Conversion Price”) equal to the lesser of (i) $6.36, or (ii) 85% of the price per share of the Company’s common stock in the first underwritten public offering of not less than $10,000 of the Company’s equity securities (a “Qualified Offering”).  The Conversion Price is subject to customary anti-dilution provisions.  Notwithstanding the foregoing, the Convertible Debenture of a particular holder will not be convertible if such conversion would result in such holder owning more than 4.99% of the issued and outstanding shares of the Company’s common stock after such conversion.

The Company may redeem a Convertible Debenture, in whole or in part, for cash at a redemption price (the “Redemption Amount”) equal to 115% of the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest, plus an amount equal to the interest that would have accrued on the Convertible Debenture through the one year anniversary of the issuance date. Upon the occurrence of a Qualified Offering while the Convertible Debentures remain outstanding, (i) each holder of a Convertible Debenture has the option to force the redemption of a portion of such holder's Convertible Debenture for a redemption price equal to the Qualified Offering Amount (as defined below), and (ii) the Company has the option to force the redemption of portion of holder’s Convertible Debenture in an amount equal to or less than the Qualified Offering Amount.  The “Qualified Offering Payment” means, with respect to each Convertible Debenture, an amount equal to the lesser of (i) 50% of the Redemption Amount and (ii) (a) 50% of the gross proceeds of the Qualified Offering multiplied by (b)(x) the Redemption Amount of such Convertible Debenture, divided by (y) the Redemption Amount of all Convertible Debentures issued pursuant to the purchase agreement.

Beginning on June 13, 2014, the Company may elect to force the holder of a Convertible Debenture to convert all, but not less than all, amounts outstanding under the Convertible Debenture into shares of the Company’s common stock at the applicable Conversion Price; provided, that the Company may only elect such forced conversion if certain conditions are met, including the condition that the Company’s common stock has been trading at 150% or higher of the applicable Conversion Price for 30 consecutive trading days with an average daily trading volume of not less than $1,000 of shares per day.

Upon the occurrence of an event of default (as defined in the Convertible Debentures), the outstanding principal amount of the Convertible Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, liquidated damages and other amounts owing in respect thereof through the date of acceleration, shall become, at the holder’s election, immediately due and payable in cash at the Mandatory Default Amount.  The “Mandatory Default Amount” means the sum of (a) the greater of (i) the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest thereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, divided by the Conversion Price on the date the Mandatory Default Amount is either (A) demanded (if demand or notice is required to create an event of default) or otherwise due or (B) paid in full, whichever has a lower Conversion Price, multiplied by the VWAP of the Company’s common stock on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 115% of the outstanding principal amount of the Convertible Debenture, plus 100% of accrued and unpaid interest hereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the Convertible Debenture.  After the occurrence of an event of default that results in the acceleration of the Convertible Debentures, the interest rate on the Convertible Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.  Additionally, upon the occurrence of an event of default, at the holder’s election each Convertible Debenture shall become convertible into shares of the Company’s common stock at the lesser of (i) the Conversion Price, and (ii) 70% of the average VWAP of the Company’s common stock for the five trading days in the preceding twenty trading days that have the lowest VWAP during such period.

The Company recorded a debt discount in the amount of $382 in connection with the 36,567 shares of the Company's common stock issued pursuant to the purchase agreement, which amount is being amortized over the life of the Convertible Debentures. The Company also recorded a debt discount in the amount of $6,620 in connection with the embedded features of the Convertible Debentures, which amount is being amortized over the life of the Convertible Debentures.  The Company used a Monte Carlo simulation on the date of issuance to fair value the embedded conversion features.  The Company recorded interest expense of $743 related to the debt discount as of March 31, 2014.

On March 31, 2014, the Company used a Monte Carlo simulation to determine the fair value of the embedded feature of the Convertible Debentures and, on that date, determined the fair value of the embedded feature to be $2,860.  The Company recorded the change in fair value of the embedded feature as a gain in fair value of derivative instruments as of March 31, 2014 of $12,660.

The fair value of the embedded feature of the Convertible Debentures at the measurement date was calculated using the Monte Carlo simulation with the following factors, assumptions and methodologies:

March 31,
2014

Principal amount	$10,780

Conversion price	$6.36
Volatility	65%
Conversion trigger price	$12.72
Life of conversion feature	1.20 years
Risk free interest rate	0.2%

8.	TERM LOANS

At December 31, 2013 and 2012, term loans consisted of the following:

	December 31,
	2013	2012
PNC revolving credit facility, secured by accounts receivable	$-	$-

Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631	13,706,157	14,817,369

Convertible promissory notes, unsecured, matured in December 2012	-	27,500

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	-	9,500

Promissory notes, unsecured, matured in October 2012	-	195,000

Promissory notes, unsecured, maturing in January 2014	1,725,000	-

18% convertible promissory note maturing in January 2013	-	210,000

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012	-	200,000

12% convertible debentures payable, net of debt discount of $6,666,476 and $0, respectively	4,958,526	-
	20,389,683	15,459,369
Less: Current portion of term loans	(5,380,185)	(3,618,211)

Long-term portion term loans, net of debt discount	$15,009,498	$11,841,158

Future annual principal payments are as follows:

Year ending December 31,
2014	$10,825,000
2015	7,925,001
2016	2,762,500
2017	5,687,501
2018	-
Total Principal payments	27,200,002

Term Loan – MidMarket Capital

On September 17, 2012, the Company entered into a Loan and Security Agreement with the lenders referred to therein, MidMarket Capital Partners, LLC, as agent for the lenders (the “Agent”), and certain subsidiaries of the Company as guarantors (the “MidMarket Loan Agreement”).  Pursuant to the MidMarket Loan Agreement, on September 17, 2012 and November 13, 2012, the lenders thereunder provided the Company senior secured first lien term loans in an aggregate amount of $15,000,000 (the “MidMarket Loans”). Interest on the MidMarket Loans accrued at the rate of 12% per annum. A portion of the proceeds of the MidMarket Loans were used to finance the acquisitions of the ADEX Entities and T N S, to repay certain outstanding indebtedness (including all indebtedness owed to  UTA Capital LLC) and to pay fees, costs and other expenses related thereto.  The remainder of the MidMarket Loans could be used by the Company to finance certain other acquisitions and for working capital and long-term financing needs.

The MidMarket Loans were to mature on September 17, 2017, provided that if the Company failed to raise by March 14, 2014 at least $20,000,000 in connection with a public offering of voting equity securities of the Company, the MidMarket Loans were to mature on June 17, 2014. If we did not complete an acquisition of an additional operating business within 90 days of September 17, 2012, the Company was required to repay $750,000 of the MidMarket Loans. The Company completed the acquisition of ERFS on December 17, 2012, which satisfied this covenant.

On October 17, 2013, the Company entered into an amendment to the MidMarket Loan Agreement to provide that, (i) if prior to March 17, 2014, the Company failed to raise at least $5,000,000 in gross proceeds in an underwritten public offering of the Company’s equity securities, the maturity date of the original MidMarket Loans were to be accelerated to June 17, 2014, or (ii) if prior to March 17, 2014 the Company raised at least $5,000,000 but less than $20,000,000 in gross proceeds in an underwritten public offering of the Company’s equity securities, the maturity date of the original MidMarket Loans were to be accelerated to December 30, 2014.

In connection with the MidMarket Loans, deferred loan costs of $1,800,051 were recorded.  These costs were being amortized over the life of the loan using the effective interest method.

Subject to certain exceptions, all obligations of the Company under the MidMarket Loans were unconditionally guaranteed by each of the Company’s domestic subsidiaries. In addition, the obligation of the Company and the subsidiary guarantors in respect of the MidMarket Loans was secured by a first priority security interest in substantially all of the assets of the Company and the subsidiary guarantors, subject to certain customary exceptions.

Pursuant to the MidMarket Loan Agreement, the Company issued warrants to the lenders, which entitle the lenders to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which the warrants first became exercisable, which was December 6, 2012. The warrants were amended on November 13, 2012 as part of the first amendment to the MidMarket Loan Agreement discussed below. At that time, the number of shares of common stock issuable upon exercise of the warrants was increased from 10% of the fully-diluted shares to 11.5% of the fully-diluted shares. The warrants have an exercise price of $4.00 per share, subject to adjustment as set forth in the warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met. The warrants have anti-dilution rights in connection with the exercise price. If the Company issues stock, warrants or options at a price below the $4.00 per share exercise price, the exercise price of the warrants resets to the lower price. In connection with an amendment to the MidMarket Loan Agreement, on March 22, 2013, the number of shares of common stock issuable upon exercise of the warrants has been fixed at 234,233 shares. In accordance with ASC Topic 480, the warrants are classified as liabilities because there is a put feature that requires the Company to repurchase any shares of common stock issued upon exercise of the warrants. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption “change in fair value of derivative instruments.”  At each reporting date, the Company performs an analysis of the fair value of the warrants using the Black-Scholes pricing model and adjusts the fair value accordingly.

On September 17, 2012, when the warrants were issued, the Company recorded a derivative liability in the amount of $193,944. The amount was recorded as a debt discount and was being amortized over the life of the MidMarket Term Loans. The amount of the derivative liability was computed by using the Black-Scholes pricing model to determine the value of the warrants issued. On December 31, 2013 and 2012, the Company used the Black Scholes pricing method to determine the fair value of the warrants on those dates, and determined the fair value was $3,279,906 and $33,593, respectively.  The Company recorded the change in the fair value of the derivative liability as a loss in fair value of derivative liability for the year ended December 31, 2013 of $3,246,313 and a gain on change in fair value of derivative liability in the year ended December 31, 2012 of $160,351.

As of December 31, 2012, certain events of default had occurred and were continuing under the MidMarket Loan Agreement, including events of default relating to a number of financial covenants under the loan agreement. On March 22, 2013, the Company and its subsidiaries entered into an amendment to the MidMarket Loan Agreement pursuant to which, among other agreements, all of the existing events of default by the Company were waived and the financial covenants that gave rise to certain of the events of default were amended.

Interest expense on the MidMarket Loan was $2,394,825 and $491,943 in the years ended December 31, 2013 and 2012, respectively.

In March 2014, the entire outstanding principal of the MidMarket Loans was converted into common stock of the Company (see Note 18, Subsequent Events).

Convertible Promissory Notes, Unsecured.

In June 2012, the Company issued an 8% convertible promissory note in the principal amount of $27,500 that bore interest at the rate of 8% per annum and matured in December 2012. This note was convertible into common stock of the Company, at the holder’s option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date. In January 2013, this note was converted in accordance with its terms into 7,207 shares of common stock.

Promissory Note, unsecured

In September 2012, the Company issued a promissory note in the principal amount of $530,000 to Wellington Shields & Co. This note bore interest at the lowest rate permitted by law unless the Company was in default on repayment, at which time the note was to bear interest at the rate of 18% per annum. This note was due in October 2012 and the Company was in default as of March 31, 2013 and accruing interest at the higher amount. The amount outstanding as of March 31, 2013 was $175,000. This note was paid in full as of May 2, 2013 and the Company has received a general release from Wellington Shields & Co. The Company recorded other income of $80,000, as the debt was repaid for $95,000.

18% Convertible Promissory Note

In July 2012, the Company issued an 18% convertible promissory note in the principal amount of $210,000 that matured in January 2013. The principal and interest on this note were convertible, at the holder’s option, into the Company’s common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date. During 2012, the Company recognized interest expense of $11,130 on this note.  During March 2013, the note was converted into 36,584 shares of common stock. Upon conversion, the beneficial conversion feature was recorded as interest expense in the amount of $280,819.  The loss was not materially different than the incremental intrinsic value resulting from the resolution of the contingently adjustable conversion ratios and the corresponding adjustments to the conversion prices.

Promissory Note, Unsecured

On May 26, 2011, the Company issued a promissory note in the principal amount of $50,000.  In connection with the issuance of this promissory note, the Company issued to the lender 16,000 shares of the Company’s common stock.  This note bore no interest until the occurrence of an event of default, at which time the note was to bear interest at the rate of 18% per annum on the remaining balance.  This note was due in June 2011, and was considered in default at December 31, 2012.  This note was repaid in full in May 2013. This note had a principal balance of $0 as of December 31, 2013 and $9,500 as of December 31, 2012.

Acquisition Promissory Note

On December 29, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of RM Engineering.  Upon its acquisition of RM Engineering, the Company assumed unsecured, non-interest bearing acquisition promissory notes to former shareholders of RM Engineering due in March and June 2012. These notes were repaid in full in 2013.   As of December 31, 2012, these notes were in default. As of December 31, 2013 and 2012, these notes had a principal balance of $0 and $200,000, respectively.

Term Loan Maturing in January 2014

During April 2013, the Company entered into a purchase agreement (the "ICG Purchase Agreement") with ICG USA, LLC (“ICG”) pursuant to which the Company agreed to sell and ICG agreed to purchase, unsecured, convertible promissory notes in the aggregate principal amount of $1,725,000 for an aggregate purchase price of up to $1,500,000, at up to two separate closings. Pursuant to such agreement, on April 30, 2013, the Company issued to ICG a promissory note in the principal amount of $862,500 for a purchase price of $750,000, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on such note. This note matured on the tenth trading day following the earlier of (i) the closing by the Company of a public offering of equity securities resulting in gross proceeds of at least $20 million or (ii) any capital raise by the Company of at least $3 million. If the Company did not complete a capital raise within 180 days of the date of funding (October 26, 2013), then the lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal had been repaid, or converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six-month period, if ICG elected to convert, this note was convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $11.60 per share. On November 5, 2013, the Company completed a capital raise of greater than $3 million and, as a result, the note was no longer convertible into shares of the Company’s common stock.

Pursuant to the ICG Purchase Agreement, in August 2013, the Company issued to ICG a promissory note in the principal amount of $287,500 for a purchase price of $250,000, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on such note. This note matured on the thirtieth trading day following the earlier of the closing of any capital raise by the Company of at least $3 million or October 26, 2013. If the Company did not complete a capital raise within 180 days of the date of funding (February 28, 2014), then the lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal has been repaid, or converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six month period, if ICG made the election to convert, this note was convertible into common stock at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $11.60 per share. On November 5, 2013, the Company completed a capital raise of greater than $3 million, and the note was no longer convertible into shares of the Company’s common stock.

Pursuant to the ICG Purchase Agreement, in October 2013, the Company issued to an affiliate of ICG a promissory note in the principal amount of $575,000 for a purchase price of $500,000, with the difference between the purchase price and the principal amount of the note representing an up-front interest payment in lieu of any additional interest on the such note.  This note matured in January 2014. At the time of this issuance, the outstanding notes held by ICG were assigned by ICG to such affiliate of ICG and the maturity date of such notes was extended to January 2014.

In March 2014, the Company and ICG agreed to convert the remaining unpaid principal amount of the three notes into common stock (see Note 18, Subsequent Events).

Pursuant to the ICG Purchase Agreement, in connection with the issuance of the notes, ICG was also issued two warrants to purchase a number of common shares equal to fifty percent (50%) of the number of shares into which the note may be converted on the date of issuance of the note. The warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company’s securities resulting in gross proceeds of at least $3,000,000, provided, however, that if no such offering closed by October 30, 2013, then the exercise price for the warrant would be equal to 120% of the closing price of the Company’s common stock on October 30, 2013. The Company completed an offering of its common stock on November 5, 2013. The exercise price of the warrants was fixed at $4.80. The warrants meet the criteria in accordance with ASC 815 to be classified as liabilities as the number of shares to be issued upon conversion of the warrants and the strike price of the warrants is variable. On April 26, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $140,000. The amount was recorded as a debt discount and was being amortized over the life of the related term loan. The Company recorded the change in the fair value of the derivative liability as a gain on change in fair value of derivative liability of $130,000 for the year ended December 31, 2013.

The Company issued additional warrants to its lender, ICG, in August 2013. On August 28, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $35,000.  The amount was recorded as a debt discount and was being amortized over the life of the related term loan. The Company recorded the change in the fair value of the derivative liability as a gain on change in fair value of derivative liability of $35,000 for the year ended December 31, 2013. The additional warrants were fair valued using the binomial method.

The Company issued additional warrants to its lender, an affiliate of ICG, in October 2013. On October 30, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $19,000.  The additional warrants were fair valued using the binomial method. The amount was recorded as a debt discount and was being amortized over the life of the related term loan. The Company recorded the change in fair value of the derivative liability as a gain on change in fair value of derivative liability of $19,000 for the year ended December 31, 2013.  In October 2013, ICG and its affiliate exercised all of their warrants and the Company recorded a cumulative loss of $952,000 for the year ended December 31, 2013, which amount is included in changes in the value of the derivative instruments from their issuance dates.

PNC Bank Revolving Credit Facility

On September 23, 2013, the Company entered into a revolving credit and security agreement dated as of September 20, 2013 (the "PNC Credit Agreement"), with PNC Bank, as agent and a lender, and each of the Company’s subsidiaries, as borrowers or guarantors. The PNC Credit Agreement provided the Company a revolving credit facility in the principal amount of up to $10,000,000, subject to a borrowing base (as further described below), that was secured by substantially all of the Company’s assets and the assets of the Company’s subsidiaries, including a pledge of the equity interests of the Company’s subsidiaries pursuant to a pledge agreement. The maturity date of the revolving credit facility was June 17, 2014.

Interest on advances under the revolving credit facility was payable in arrears on the first day of each month with respect to Domestic Rate Loans (as defined in the PNC Credit Agreement) and at the end of each interest period with respect to LIBOR Rate Loans (as defined in the PNC Credit Agreement). Interest charges were computed on the greater of (x) $5,000,000 or (y) the actual principal amount of advances outstanding during the month at a rate per annum equal to, (i) in the case of Domestic Rate Loans, the sum of the Alternate Base Rate (as defined in the PNC Credit Agreement) plus 0.50% per annum, or (ii) in the case of LIBOR Rate Loans, the LIBOR rate plus 2.75% per annum.  Prior to each advance, the Company had the option of making such advance a Domestic Rate Loan or a LIBOR Rate Loan.

The loans were subject to a borrowing base equal to the sum of (a) 88% of the Company’s eligible accounts receivable, plus  (b) the lesser of (i) 65% of the Company’s Eligible Milestone Receivables (as defined in the PNC Credit Agreement) and (ii) $500,000,  minus  (c) the aggregate maximum undrawn amount of all outstanding letters of credit under the revolving credit facility, and  minus  (d) $2,500,000 (prior to the release of the availability block).  Initially, the borrowing base was reduced by a $2,500,000 availability block, which would have been eliminated on September 30, 2014 if the Company met certain financial conditions and was not in default under the revolving credit facility.

The PNC Credit Agreement contained customary events of default and covenants, including, but not limited to, financial covenants requiring a minimum fixed charge coverage ratio and minimum earnings before interest, taxes, depreciation and amortization (EBITDA).  In connection with the Company’s acquisition of IPC, described in subsequent events, the Company was required to have availability under the PNC loan of $3 million.  In order to satisfy this requirement, the Company prepaid the loan in the amount of $108,000 and, as of December 31, 2013, the balance of the loan was a prepayment of $108,000, which was recorded as other current assets on the Company’s balance sheet.

As of December 31, 2013, the Company had borrowing availability under the PNC Credit Agreement of $1.5 million. However, as of December 31, 2013, the Company was not in Compliance with all of the covenants of the PNC Credit Agreement. The Company terminated the PNC Credit Agreement on April 4, 2014.

12% Convertible Debentures

In December 2013 the Company entered into a securities purchase agreement with various institutional investors pursuant to which the Company issued to such investors convertible debentures in the original aggregate principal amount of $11,625,000 (the "Convertible Debentures") and an aggregate of 36,567 shares of its common stock for an aggregate purchase amount of $11,625,002. The Convertible Debentures mature on June 13, 2015 and bear interest at the rate of 12% per annum and are payable in accordance with an amortization schedule, with monthly payments beginning on July 13, 2014 and ending on the final maturity date of June 13, 2015.  At the Company’s election, subject to compliance with certain terms and conditions in the purchase agreement, the monthly amortization payments may be paid by the issuance of shares of the Company’s common stock at a price per share equal to the lesser of (i) the Conversion Price (as defined below) and (ii) 75% of the average of the VWAP (the daily volume weighted average price) of the Company’s common stock for the five-trading-day period ending on, and including, the trading day immediately preceding the trading day that is five days prior to the applicable monthly amortization date.

The Convertible Debentures are convertible into shares of the Company’s common stock at the election of the holder thereof at a conversion price (the “Conversion Price”) equal to the lesser of (i) $6.36, or (ii) 85% of the price per share of the Company’s common stock in the first underwritten public offering of not less than $10 million of the Company’s equity securities (a “Qualified Offering”).  The Conversion Price is subject to customary anti-dilution provisions.  Notwithstanding the foregoing, the Convertible Debenture of a particular holder will not be convertible if such conversion would result in such holder owning more than 4.99% of the issued and outstanding shares of the Company’s common stock after such conversion.

The Company may redeem a Convertible Debenture, in whole or in part, for cash at a redemption price (the “Redemption Amount”) equal to 115% of the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest, plus an amount equal to the interest that would have accrued on the Convertible Debenture through the one year anniversary of the issuance date. Upon the occurrence of a Qualified Offering while the Convertible Debentures remain outstanding, (i) each holder of a Convertible Debenture has the option to force the redemption of a portion of such holder's Convertible Debenture for a redemption price equal to the Qualified Offering Amount (as defined below), and (ii) the Company has the option to force the redemption of portion of holder’s Convertible Debenture in an amount equal to or less than the Qualified Offering Amount.  The “Qualified Offering Payment” means, with respect to each Convertible Debenture, an amount equal to the lesser of (i) 50% of the Redemption Amount and (ii) (a) 50% of the gross proceeds of the Qualified Offering multiplied by (b)(x) the Redemption Amount of such Convertible Debenture, divided by (y) the Redemption Amount of all Convertible Debentures issued pursuant to the purchase agreement.

Beginning on June 13, 2014, the Company may elect to force the holder of a Convertible Debenture to convert all, but not less than all, amounts outstanding under the Convertible Debenture into shares of the Company’s common stock at the applicable Conversion Price; provided, that the Company may only elect such forced conversion if certain conditions are met, including the condition that the Company’s common stock has been trading at 150% or higher of the applicable Conversion Price for 30 consecutive trading days with an average daily trading volume of not less than $1,000,000 of shares per day.

Upon the occurrence of an event of default (as defined in the Convertible Debentures), the outstanding principal amount of the Convertible Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, liquidated damages and other amounts owing in respect thereof through the date of acceleration, shall become, at the holder’s election, immediately due and payable in cash at the Mandatory Default Amount.  The “Mandatory Default Amount” means the sum of (a) the greater of (i) the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest thereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, divided by the Conversion Price on the date the Mandatory Default Amount is either (A) demanded (if demand or notice is required to create an event of default) or otherwise due or (B) paid in full, whichever has a lower Conversion Price, multiplied by the VWAP of the Company’s common stock on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 115% of the outstanding principal amount of the Convertible Debenture, plus 100% of accrued and unpaid interest hereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the Convertible Debenture.  After the occurrence of an event of default that results in the acceleration of the Convertible Debentures, the interest rate on the Convertible Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.  Additionally, upon the occurrence of an event of default, at the holder’s election each Convertible Debenture shall become convertible into shares of the Company’s common stock at the lesser of (i) the Conversion Price, and (ii) 70% of the average VWAP of the Company’s common stock for the five trading days in the preceding twenty trading days that have the lowest VWAP during such period.

The Company recorded a debt discount in the amount of $382,492 in connection with the 36,567 shares of the Company's common stock issued pursuant to the purchase agreement, which amount is being amortized over the life of the Convertible Debentures. The Company also recorded a debt discount in the amount of $6,620,000 in connection with the embedded features of the Convertible Debentures, which amount is being amortized over the life of the Convertible Debentures. The Company used a Monte Carlo simulation on the date of issuance to fair value the embedded conversion features.